Cover	Jan. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2023
Entity File Number	001-37479
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Entity Tax Identification Number	90-0273142
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	500 Union Street
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(206)
Local Phone Number	903-1351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	KNW
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false